Vessels (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Vessels, net

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2022	$2,305,857	$55,578	$2,361,435
Vessel additions on acquisition	46,458	16,874	63,332
Disposals	(25,838)	(920)	(26,758)
Write-offs of fully amortized assets	—	(9,497)	(9,497)
December 31, 2022	2,326,477	62,035	2,388,512
Additions to vessels and equipment’s	191,727	—	191,727
Additions	233	14,718	14,951
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(51,041)	(2,749)	(53,790)
December 31, 2023	2,467,396	69,938	2,537,334

Accumulated Depreciation
January 1, 2022	580,357	17,826	598,183
Charge for the period	107,905	18,041	125,946
Disposals	(17,767)	(847)	(18,614)
Write-offs of fully amortized assets	—	(9,497)	(9,497)
December 31, 2022	670,495	25,523	696,018
Charge for the period	110,424	18,601	129,025
Disposals	(37,585)	(440)	(38,025)
Write-offs of fully amortized assets	—	(4,066)	(4,066)
December 31, 2023	743,334	39,618	782,952

Net Book Value
December 31, 2021	$1,725,500	$37,752	$1,763,252
December 31, 2022	$1,655,982	$36,512	$1,692,494
December 31, 2023	$1,724,062	$30,320	$1,754,382